Parent Company Information	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Parent Company Information
18. Parent Company Information
Kodiak Gas Services, Inc. (Parent Company Only)
Condensed Balance Sheets
(in thousands, except per share data)

	As of December 31,
	2022	2021
Assets
Current Assets
Cash and cash equivalents	$10,990	$24,000

Total current assets	10,990	24,000
Investment in Subsidiaries	31,780	856,780

Total assets	$42,770	$880,780

Liabilities and Stockholders’ Equity
Accounts payable	$103	$94
Accrued liabilities	67	34

Total liabilities	170	128

Stockholders’ Equity:

Common shares, $ 0.01 par value; 1,000 common shares authorized, 100 common shares issued and outstanding as of December 31, 2022 and 2021	1	1
Additional paid-in capital	42,780	880,780
Accumulated deficit	(181)	(129)

Total stockholders’ equity	42,600	880,652

Total liabilities and stockholders’ equity	$42,770	$880,780

Kodiak Gas Services, Inc. (Parent Company Only)
Condensed Statements of Operations
(in thousands)

	For Years Ended December 31,
	2022	2021
Selling, general and administrative expenses	$52	$73
Total operating expenses	52	73
Loss from operations	(52)	(73)
Net loss	$(52)	$(73)
Kodiak Gas Services, Inc. (Parent Company Only)
Condensed Statements of Cash Flows
(in thousands)

	For Years Ended December 31,
	2022	2021
Cash flows from operating activities:
Net loss	$(52)	$(73)
Changes in operating assets and liabilities
Accrued liabilities	9	34
Accounts payable	33	39

Net cash used in operating activities	(10)	—

Cash flows from investing activities:
Proceeds from investment in subsidiaries	825,000	—

Net cash provided by investment activities	825,000	—

Cash flows from financing activities:
Contribution from parent	—	24,000
Distribution to parent	(838,000)	—

Net cash (used in) provided by financing activities	(838,000)	24,000

Net (decrease) increase in cash and cash equivalents	(13,010)	24,000
Cash and cash equivalents - beginning of year	24,000	—

Cash and cash equivalents - end of year	$10,990	$24,000

Basis of Presentation
These condensed financial statements of Kodiak Gas Services, Inc. (the “Company”, “Kodiak” or “KGS”) (Parent Company Only) have been prepared in accordance with Rule
12-04
of Regulation
S-X,
as the restricted net assets of the subsidiaries of the Parent Company exceed 25% of the consolidated net assets of the Parent Company as stipulated by Rule
5-04,
Section I from Regulation
S-X.
The ability of the Parent Company’s operating subsidiaries to pay dividends is restricted due to the terms of the subsidiaries’ Term Loan Agreement as defined in Note 7, “Debt and Credit Facilities,” to the consolidated financial statements.
These condensed Parent Company Only financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. These condensed financial statements should be read in conjunction with the consolidated financial statements and related notes thereto.
In May 2022, the Company completed a return of capital of $838 million to the Parent Company. The Parent Company contributed $24 million to the Company in 2021.
Dividends Paid
No cash dividends were paid for the years ended December 31, 2022 and 2021.